Goodwill - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 Merlin Diamonds Ltd AUD
Goodwill [Line Items]
Goodwill	$ 1,134,000	1,093,000	1,093,000	1,093,000
Year of acquisition				2009
Fair value of net assets acquired				12,541,000
Business acquisition total purchase consideration				13,633,000